UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2019 to June 30, 2019

Date of Report (Date of earliest event reported):  August 15, 2019
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)	Assets Pending Repurchase or Replacement (within cure period) (2)(3)	Demand in Dispute (2)	Demand Withdrawn(2)(4)	Demand Rejected (2)(3)
			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BB7330		loanDepot.com, LLC	119 / $31,608,572 / 100%						1 / $139,000 / 0.44%
GNMA-II Pool # BF8819		loanDepot.com, LLC	52 / $5,060,638 / 100%					1 / $91,706 / 1.812%
GNMA-II Pool # BG2623		loanDepot.com, LLC	38 / $2,726,203 / 100%					1 / $72,500 / 2.659%
GNMA-II Pool # BH7374		loanDepot.com, LLC	73 / $19,243,472 / 100%	1 / $383,910 / 1.995%	1 / $383,910 / 1.995%
GNMA-II Pool # BH7429		loanDepot.com, LLC	32 / $7,893,740 / 100%					2 / $733,616 / 9.294%
GNMA-II Pool # BH7433		loanDepot.com, LLC	74 / $16,345,507 / 100%					1 / $245,000 / 1.499%
GNMA-II Pool # BH7439		loanDepot.com, LLC	185 / $42,868,760 / 100%					5 / $1,323,105 / 3.086%
GNMA-II Pool # BH7441		loanDepot.com, LLC	20 / $4,719,713 / 100%					1 / $190,203 / 4.03%
GNMA-II Pool # BH7442		loanDepot.com, LLC	140 / $36,914,903 / 100%					4 / $1,082,147 / 2.931%
GNMA-II Pool # BH7446		loanDepot.com, LLC	45 / $10,418,331 / 100%					4 / $1,051,895 / 10.097%
GNMA-II Pool # BH7447		loanDepot.com, LLC	23 / $5,698,289 / 100%					1 / $376,000 / 6.598%
GNMA-II Pool # BH7460		loanDepot.com, LLC	31 / $8,530,725 / 100%					1 / $366,715 / 4.299%
GNMA-II Pool # BH7463		loanDepot.com, LLC	72 / $18,331,765 / 100%	2 / $420,230 / 2.292%				2 / $420,230 / 2.292%
GNMA-II Pool # BH7466		loanDepot.com, LLC	27 / $16,627,726 / 100%					1 / $694,913 / 4.179%
GNMA-II Pool # BH7470		loanDepot.com, LLC	47 / $12,242,954 / 100%					1 / $164,247 / 1.342%
GNMA-II Pool # BH7513		loanDepot.com, LLC	13 / $4,833,821 / 100%	1 / $283,100 / 5.857%				1 / $283,100 / 5.857%
GNMA-II Pool # BH7550		loanDepot.com, LLC	21 / $5,781,710 / 100%	1 / $397,000 / 6.866%	1 / $397,000 / 6.866%

GNMA-II Pool # BH7563	loanDepot.com, LLC	65 / $15,320,198 / 100%	1 / $241,722 / 1.578%	1 / $241,722 / 1.578%
GNMA-II Pool # BI8470	loanDepot.com, LLC	70 / $16,447,526 / 100%	1 / $191,105 / 1.162%			1 / $191,105 / 1.162%
GNMA-II Pool # BI8478	loanDepot.com, LLC	49 / $13,082,547 / 100%	1 / $351,000 / 2.683%
GNMA-II Pool # BI8501	loanDepot.com, LLC	75 / $17,510,100 / 100%	1 / $273,745 / 1.563%	1 / $273,745 / 1.563%
GNMA-II Pool # BI8537	loanDepot.com, LLC	18 / $4,879,857 / 100%	1 / $203,000 / 4.16%			1 / $203,000 / 4.16%
GNMA-II Pool # BJ2839	loanDepot.com, LLC	21 / $5,113,081 / 100%	1 / $133,000 / 2.601%	1 / $133,000 / 2.601%
GNMA-II Pool # BJ2882	loanDepot.com, LLC	44 / $10,690,577 / 100%	1 / $231,880 / 2.169%			1 / $231,880 / 2.169%
GNMA-II Pool # BJ2911	loanDepot.com, LLC	131 / $29,818,691 / 100%					1 / $129,120 / 0.433%
GNMA-II Pool # BJ2912	loanDepot.com, LLC	20 / $4,724,483 / 100%	1 / $158,753 / 3.36%			1 / $158,753 / 3.36%
GNMA-II Pool # BJ2913	loanDepot.com, LLC	117 / $29,470,620 / 100%	1 / $261,349 / 0.887%	1 / $261,349 / 0.887%
GNMA-II Pool # BJ2927	loanDepot.com, LLC	53 / $12,874,693 / 100%	1 / $338,000 / 2.625%			1 / $338,000 / 2.625%
GNMA-II Pool # BJ2929	loanDepot.com, LLC	102 / $27,808,972 / 100%	1 / $129,125 / 0.464%	1 / $129,125 / 0.464%
GNMA-II Pool # BJ2961	loanDepot.com, LLC	28 / $6,245,696 / 100%	1 / $188,000 / 3.01%			1 / $188,000 / 3.01%
GNMA-II Pool # BJ2963	loanDepot.com, LLC	17 / $3,590,353 / 100%	2 / $530,395 / 14.773%	1 / $325,395 / 9.063%		1 / $205,000 / 5.71%
GNMA-II Pool # BK0791	loanDepot.com, LLC	168 / $47,857,138 / 100%	1 / $319,197 / 0.667%	1 / $319,197 / 0.667%
GNMA-II Pool # BK0792	loanDepot.com, LLC	40 / $9,571,334 / 100%	1 / $387,500 / 4.049%			1 / $387,500 / 4.049%
GNMA-II Pool # BK0845	loanDepot.com, LLC	59 / $9,680,250 / 100%	1 / $169,412 / 1.75%		1 / $169,412 / 1.75%
GNMA-II Pool # BK0851	loanDepot.com, LLC	19 / $5,232,871 / 100%	1 / $345,000 / 6.593%		1 / $345,000 / 6.593%
GNMA-II Pool # BK0902	loanDepot.com, LLC	64 / $16,023,160 / 100%	1 / $329,000 / 2.053%	1 / $329,000 / 2.053%
GNMA-II Pool # BK0929	loanDepot.com, LLC	25 / $15,009,864 / 100%	1 / $1,060,000 / 7.062%	1 / $1,060,000 / 7.062%
GNMA-II Pool # BK0934	loanDepot.com, LLC	124 / $32,803,761 / 100%	1 / $375,000 / 1.143%	1 / $375,000 / 1.143%
GNMA-II Pool # BK8996	loanDepot.com, LLC	4 / $782,241 / 100%	2 / $402,234 / 51.421%	2 / $402,234 / 51.421%
GNMA-II Pool # BK9017	loanDepot.com, LLC	34 / $5,155,508 / 100%	1 / $149,999 / 2.909%	1 / $149,999 / 2.909%
GNMA-II Pool # BK9048	loanDepot.com, LLC	35 / $9,388,999 / 100%	1 / $196,270 / 2.09%			1 / $196,270 / 2.09%
GNMA-II Pool # BK9056	loanDepot.com, LLC	11 / $2,254,214 / 100%	1 / $216,000 / 9.582%	1 / $216,000 / 9.582%
GNMA-II Pool # BK9062	loanDepot.com, LLC	4 / $973,611 / 100%	1 / $403,000 / 41.392%
GNMA-II Pool # BK9085	loanDepot.com, LLC	198 / $49,282,196 / 100%	1 / $318,000 / 0.645%	1 / $318,000 / 0.645%
GNMA-II Pool # BK9106	loanDepot.com, LLC	20 / $5,346,664 / 100%	1 / $194,000 / 3.628%			1 / $194,000 / 3.628%

GNMA-II Pool # BK9136	loanDepot.com, LLC	24 / $5,051,264 / 100%	1 / $423,530 / 8.385%				1 / $423,530 / 8.385%
GNMA-II Pool # BK9160	loanDepot.com, LLC	80 / $20,359,747 / 100%	1 / $661,087 / 3.247%				1 / $661,087 / 3.247%
GNMA-II Pool # BL6339	loanDepot.com, LLC	49 / $11,632,624 / 100%	1 / $140,000 / 1.204%	1 / $140,000 / 1.204%
GNMA-II Pool # BL6369	loanDepot.com, LLC	177 / $49,452,397 / 100%	1 / $618,147 / 1.25%				1 / $618,147 / 1.25%
GNMA-II Pool # BL6370	loanDepot.com, LLC	143 / $49,409,232 / 100%	4 / $1,248,480 / 2.527%		3 / $978,480 / 1.98%		1 / $270,000 / 0.546%
GNMA-II Pool # BL6432	loanDepot.com, LLC	127 / $10,147,721 / 100%	1 / $63,000 / 0.621%		1 / $63,000 / 0.621%
GNMA-II Pool # BL6437	loanDepot.com, LLC	150 / $49,653,370 / 100%	2 / $692,149 / 1.394%		2 / $692,149 / 1.394%
GNMA-II Pool # BL6438	loanDepot.com, LLC	57 / $21,209,867 / 100%	1 / $300,000 / 1.414%		1 / $300,000 / 1.414%
GNMA-II Pool # BL6439	loanDepot.com, LLC	146 / $19,195,207 / 100%	2 / $287,100 / 1.496%		2 / $287,100 / 1.496%
GNMA-II Pool # BL6447	loanDepot.com, LLC	174 / $49,053,988 / 100%	1 / $270,000 / 0.55%		1 / $270,000 / 0.55%

Total:		3,754 / $941,951,451 / 100%	49 / $14,283,419 / 1.516%	18 / $5,454,676 / 0.579%	12 / $3,105,141 / 0.33%	0 / $0 / 0%	40 / $11,361,649 / 1.206%	2 / $268,120 / 0.028%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
Ten (10) of the assets identified in columns (g) through (i) and columns (m) through (o) were identified by the Originator for repurchase during the reporting period and the two (2) assets identified in columns (v) through (x) were identified by the Originator for repurchase during the reporting period ending September 30, 2018. Neither GNMA nor any third party submitted a repurchase demand to the Originator for any of these twelve (12) assets.

4)
GNMA requested that 23 of the assets identified in columns (s) through (t) be repurchased due to their non-compliance with the Economic Growth, Regulatory Relief, and Consumer Protection Act (S.2155 / P.L. 115-174), which was signed into law on May 24, 2018, issued on May 30, 2018 and became effective on June 1, 2018 (the “Act”) during the reporting period ended September 30, 2018. As of the end of the current reporting period, GNMA agreed with the Originator that the 23 assets complied with the Act.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 15, 2019	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer